PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment

Property and equipment consisted of the following:

	Estimated Life	September 30, 2012	December 31, 2011
Furniture and fixtures	5 years	$56,995	$20,000
Office and computer equipments	1 - 5 years	189,120	26,606
Land	—	266,977	266,977
Building and improvements	5 - 25 years	727,965	727,965
Site costs	10 years	1,272,732	1,272,732
Crushing system	20 years	2,256,943	2,256,943
Process plant and equipments	10 years	3,160,833	3,115,266
Vehicles and mining equipments	5 - 10 years	682,373	659,622
		8,613,938	8,346,111
Less: accumulated depreciation		(1,027,383)	(315,008)

		$7,586,555	$8,031,103